Sarah R. Crespi

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1283

sarah.crespi@blackrock.com

December 1, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares U.S. ETF Trust (the “Trust”)

Securities Act File No. 333-179904;

Investment Company Act File No. 811-22649

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the following Trust funds, each dated December 1, 2021, do not differ from those contained in Post-Effective Amendment No. 615 to the Trust’s Registration Statement on Form N-1A, filed electronically on November 19, 2021.

iShares Evolved U.S. Consumer Staples ETF

iShares Evolved U.S. Discretionary Spending ETF

iShares Evolved U.S. Financials ETF

iShares Evolved U.S. Healthcare Staples ETF

iShares Evolved U.S. Innovative Healthcare ETF

iShares Evolved U.S. Media and Entertainment ETF

iShares Evolved U.S. Technology ETF

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Crespi

Sarah R. Crespi

Assistant Secretary

cc: Benjamin J. Haskin, Esq.